Note 21 - Segmented Information - Geographical Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Revenue	$ 2,776,768	$ 3,195,221	$ 4,925,735
Identifiable non-current assets	30,689	3,467,115	2,374,241
Latin America [member]
Statement Line Items [Line Items]
Revenue	997,661	821,762	2,660,535
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	29,804	3,467,115	2,374,241
China [member]
Statement Line Items [Line Items]
Revenue	1,712,079	2,252,170	2,069,253
Identifiable non-current assets	885
Other [member]
Statement Line Items [Line Items]
Revenue	$ 67,028	$ 121,289	$ 195,947